Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 137,127,713	$ 131,772,113
EBP, Sponsor [Member] | Publix Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 125,620,241	$ 126,067,198
Number of Units/Shares	279,232,032	293,174,521
Current Value	$ 5,486,909,421	$ 5,628,950,800